Schedule of Investments (Unaudited) June 30, 2024

KraneShares China Internet and Covered Call Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 98.9%
KraneShares CSI China Internet ETF (A)	6,777,512	$183,128,375
TOTAL EXCHANGE - TRADED FUND (Cost $178,898,822)		183,128,375

SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Cl Premier, 5.250% (B)	2,788,441	2,788,441
TOTAL SHORT-TERM INVESTMENT (Cost $2,788,441)		2,788,441

TOTAL INVESTMENTS — 100.4% (Cost $181,687,263)		185,916,816
OTHER ASSETS LESS LIABILITIES – (0.4)%		(766,558)
NET ASSETS - 100%		$185,150,258

WRITTEN OPTIONS — (1.1)% (Premiums Received $(6,534,418))		$(1,959,590)

(A)	Affiliated Investment.
(B)	The rate shown is the 7-day effective yield as of June 30, 2024.

Written options contracts outstanding as of June 30, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
WRITTEN OPTIONS — (1.1)%

Call Options
KWEB US *	(13,554)	$(36,622,908)	$29.20	07/05/24	$(16,129)
KWEB US *	(12,859)	(34,745,018)	28.81	07/12/24	(88,470)
KWEB US *	(13,305)	(35,950,110)	28.75	07/19/24	(210,485)
KWEB US *	(15,278)	(41,281,156)	28.29	07/26/24	(494,396)
KWEB US *	(12,779)	(34,528,858)	27.02	08/02/24	(1,150,110)
Total Written Options					$(1,959,590)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$167,701,065	$328,123,584	$(297,002,705)	$489,980	$(16,183,549)	$183,128,375	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-037-0300

Schedule of Investments (Unaudited) June 30, 2024

KraneShares 90% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 104.4%
KraneShares CSI China Internet ETF (A)	102,000	$2,756,040
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,756,040

PURCHASED OPTION — 4.7%
TOTAL PURCHASED OPTION (Cost $299,907)		123,614

TOTAL INVESTMENTS — 109.1% (Cost $2,790,747)		2,879,654
OTHER ASSETS LESS LIABILITIES – (9.1)%		(240,013)
NET ASSETS - 100%		$2,639,641

WRITTEN OPTIONS — (9.1)% (Premiums Received $(293,730))		$(240,465)

(A)	Affiliated Investment.

Written options contracts outstanding as of June 30, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 4.7%

Put Options
KWEB US *	1,020	$2,756,040	$21.98	01/16/26	$123,614

WRITTEN OPTION — (9.1)%

Call Options
KWEB US *	(1,020)	$(2,756,040)	$34.48	01/16/26	$(240,465)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$—	$—	$78,540	$—	$2,756,040	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-044-0100

Schedule of Investments (Unaudited) June 30, 2024

KraneShares 100% KWEB Defined Outcome January 2026 ETF

	Shares	Value
EXCHANGE - TRADED FUND — 107.1%
KraneShares CSI China Internet ETF (A)	102,000	$2,756,040
TOTAL EXCHANGE - TRADED FUND (Cost $2,490,840)		2,756,040

PURCHASED OPTION — 7.7%
TOTAL PURCHASED OPTION (Cost $401,907)		199,277

TOTAL INVESTMENTS — 114.8% (Cost $2,892,747)		2,955,317
OTHER ASSETS LESS LIABILITIES – (14.8)%		(380,921)
NET ASSETS - 100%		$2,574,396

WRITTEN OPTIONS — (14.8)% (Premiums Received $(395,729))		$(381,470)

(A)	Affiliated Investment.

Written options contracts outstanding as of June 30, 2024 were as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
PURCHASED OPTION — 7.7%

Put Options
KWEB US *	1,020	$2,756,040	$24.42	01/16/26	$199,277

WRITTEN OPTION — (14.8)%

Call Options
KWEB US *	(1,020)	$(2,756,040)	$29.96	01/16/26	$(381,470)

*	KraneShares CSI China Internet ETF.

Transactions with affiliated companies during the period ended June 30, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 6/30/2024	Dividend Income	Capital Gain Distributions
KraneShares CSI China Internet ETF
$2,677,500	$—	$—	$78,540	$—	$2,756,040	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-045-0100

Schedule of Investments (Unaudited) June 30, 2024

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Portfolio Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

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